Income Taxes - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 16, 2007	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2017	Dec. 31, 2020
Income Taxes
Statutory income tax rate		25.00%	25.00%	25.00%
Undistributed earnings available for distribution		$ 22,903
Withholding income tax		0
Tax loss carry forwards		$ 339,766	$ 53,652
Tax loss carry forwards period		10 years			5 years
Operating loss carry forwards expiration start year		2029
Operating loss carry forwards expiration end year		2034
Deferred tax assets valuation allowance		$ 30,042	$ 13,871	$ 2,821		$ 46,712
Canaan Creative Co Ltd [Member]
Income Taxes
Preferential tax rate		15.00%
Canaan Creative SH Co Ltd [Member]
Income Taxes
Preferential tax rate		15.00%
Income tax holiday, description		Canaan Creative (SH) is qualified as an as an integrated circuit enterprise and enjoying a 5-year tax holiday (two-year full exemption followed by three-year half reduction) beginning from 2022 after utilizing all prior years tax losses. Therefore, Canaan Creative (SH) is eligible to enjoy a preferential tax rate of 0% from 2022 to 2023 and 12.5% from 2024 to 2026.
Income tax holiday period		5 years
Income tax full exemption holiday period		2 years
Income tax half reduction holiday period		3 years
Other PRC Subsidiaries
Income Taxes
Statutory income tax rate		25.00%
Withholding income tax rate on dividends		10.00%
PRC mainland and Hong Kong subsidiaries
Income Taxes
Operating Loss Carryforwards, Limitations on Use		tax losses of US$13,478, US$140, US$2,443, US$13, US$530, US$225,867 will expire, if unused, by 2029, 2030, 2031, 2032, 2033 and 2034, respectively.
Tax Year 2019 to 2021 | Canaan Creative Co Ltd [Member]
Income Taxes
Preferential tax rate		15.00%
Tax Year 2019 to 2021 | Hangzhou Canaan Intelligence Information Technology Co., Ltd. [Member]
Income Taxes
Preferential tax rate		15.00%
Tax Year 2022 to 2023 | Canaan Creative SH Co Ltd [Member]
Income Taxes
Preferential tax rate		0.00%
Tax Year 2024 to 2026 | Canaan Creative SH Co Ltd [Member]
Income Taxes
Preferential tax rate		12.50%
2029
Income Taxes
Operating Loss Carryforwards, Expiration year		2029
2030 | PRC mainland and Hong Kong subsidiaries
Income Taxes
Operating Loss Carryforwards, Expiration year		2030
2031 | PRC mainland and Hong Kong subsidiaries
Income Taxes
Operating Loss Carryforwards, Expiration year		2031
2032
Income Taxes
Operating Loss Carryforwards, Expiration year		2032
2033 | PRC mainland and Hong Kong subsidiaries
Income Taxes
Operating Loss Carryforwards, Expiration year		2033
2034 | PRC mainland and Hong Kong subsidiaries
Income Taxes
Operating Loss Carryforwards, Expiration year		2034
Hong Kong
Income Taxes
Statutory income tax rate		16.50%	16.50%	16.50%
Hong Kong | Other PRC Subsidiaries | FIE
Income Taxes
Ownership percentage		25.00%
Hong Kong | Other PRC Subsidiaries | Maximum
Income Taxes
Withholding income tax rate		5.00%
China | Enterprise Income Tax
Income Taxes
Statutory income tax rate	25.00%
United States
Income Taxes
Statutory income tax rate		21.00%	21.00%	21.00%
Singapore
Income Taxes
Statutory income tax rate		17.00%	17.00%	17.00%